Unaudited Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net (loss)	$ (8,768)	$ (204)
Adjustments:
Depreciation and amortization	3
Share-based compensation	737
Loss on acquisition	5,679
Receivables, prepayments and other assets	(12,393)	(3,379)
Accrued liabilities	14,678	3,570
Tax payable	(15)	4
Net cash used in operating activities from discontinued operation	545
Net cash used in operating activities	466	(10)
Cash flows from investing activities:
Purchase of property, equipment and software	(202)	(4)
Investment in equity	(591)
Net cash used in investing activities	(794)	(4)
Cash flows from financing activities:
Proceeds from private equity placement	898
Net cash provided by financing activities	898
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	570	(14)
Cash and cash equivalent at beginning of the period	41	27
Cash and cash equivalent at end of the period	$ 610	$ 13